SCHEDULE OF FINANCIAL PERFORMANCE AND CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Net sales	$ 43,462	$ 44,636
Cost of goods sold	39,969	37,824
Gross profit	3,493	6,812
Other income	651	409
Administrative expenses	(6,863)	(5,588)
Finance costs	(537)
Loss before taxation	(6,525)	5,192
Gain on disposal of discontinued operations		10,659
Income tax expense	2
Net loss for the year from discontinued operations		(200)
Net cash generated from operating activities from discontinued operations	(7,160)	(5,567)
Net cash used in investing activities from discontinued operations	(266)	316
Net cash used in financing activities from discontinued operations	10,125	5,652
NET INCREASE IN CASH & EQUIVALENTS	2,699	$ 401
Financial performance [member]
IfrsStatementLineItems [Line Items]
Net sales	390
Cost of goods sold	1,091
Gross profit	(701)
Other income	825
Selling and distribution expenses	(219)
Administrative expenses	(207)
Bad debt Reversal (expense)	144
Finance costs	(42)
Loss before taxation	(200)
Gain on disposal of discontinued operations	10,659
Income tax expense
Net loss for the year from discontinued operations	10,459
Net cash generated from operating activities from discontinued operations	2,038
Net cash used in investing activities from discontinued operations
Net cash used in financing activities from discontinued operations	(2,064)
NET INCREASE IN CASH & EQUIVALENTS	$ (26)